Share-based Compensation - Summary of Share Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Number of Options, Beginning Balance	2,993,641
Number of Options, Granted	2,453,312
Number of Options, Forfeited	(389,854)
Number of Options, Ending Balance	5,057,099	2,993,641
Number of Options, Exercisable	1,388,148
Number of Options, Unvested	3,668,951
Weighted Average Exercise Price, Beginning Balance	$ 6.18
Weighted Average Exercise Price, Granted	1.15
Weighted Average Exercise Price, Forfeited	4.13
Weighted Average Exercise Price, Ending Balance	4.09	$ 6.18
Weighted Average Exercise Price, Exercisable	7.36
Weighted Average Exercise Price, Unvested	$ 2.86
Weighted Average Remaining Contractual Term	8 years 3 months 7 days	8 years 6 months 3 days
Weighted Average Remaining Contractual Term, Exercisable	7 years 2 months 8 days
Weighted Average Remaining Contractual Term, Unvested	8 years 8 months 4 days
Aggregate Intrinsic Value, Beginning Balance	$ 150
Aggregate Intrinsic Value, Ending Balance	232	$ 150
Aggregate Intrinsic Value, Exercisable	37
Aggregate Intrinsic Value, Unvested	$ 195